Investments in Associates and Joint Ventures - Details of Investments in Joint Ventures (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩) Companies shares	Dec. 31, 2022 KRW (₩)
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 2,728,011	₩ 2,477,645
PT NICOLE METAL INDUSTRY [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	292,780
Domestic [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 164,071	₩ 170,310
Domestic [member] | POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY) [member]
Disclosure of joint ventures [line items]
Number of shares | shares	11,568,000
Ownership (%)	60.00%	60.00%
Investments in joint ventures	₩ 155,748	₩ 161,465
Domestic [member] | Other joint ventures [member]
Disclosure of joint ventures [line items]
Number of companies in other joint ventures | Companies	6
Investments in joint ventures	₩ 8,323	8,845
Domestic [member] | Acquisition cost [member] | POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY) [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	115,680
Foreign [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 2,563,940	₩ 2,307,335
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Number of shares | shares	13,117,972
Ownership (%)	12.50%	12.50%
Investments in joint ventures	₩ 1,400,009	₩ 1,418,022
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Number of shares | shares	325,050,000
Ownership (%)	50.00%	50.00%
Investments in joint ventures	₩ 419,192	₩ 412,002
Foreign [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Number of shares | shares	2,010,719,185
Ownership (%)	50.00%	50.00%
Investments in joint ventures	₩ 99,768	₩ 103,044
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Ownership (%)	25.00%	25.00%
Investments in joint ventures	₩ 111,001	₩ 111,219
Foreign [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Ownership (%)	3.89%	3.89%
Investments in joint ventures	₩ 16,572	₩ 23,740
Foreign [member] | PT NICOLE METAL INDUSTRY [member]
Disclosure of joint ventures [line items]
Number of shares | shares	76,382,353
Ownership (%)	49.00%
Investments in joint ventures	₩ 284,351
Foreign [member] | HBIS-POSCO Automotive Steel Co., Ltd [member]
Disclosure of joint ventures [line items]
Ownership (%)	50.00%	50.00%
Investments in joint ventures	₩ 208,765	₩ 216,138
Foreign [member] | Other joint ventures [member]
Disclosure of joint ventures [line items]
Number of companies in other joint ventures | Companies	9
Investments in joint ventures	₩ 24,282	₩ 23,170
Foreign [member] | Acquisition cost [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	1,528,672
Foreign [member] | Acquisition cost [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	364,609
Foreign [member] | Acquisition cost [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	32,950
Foreign [member] | Acquisition cost [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	61,961
Foreign [member] | Acquisition cost [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	346,880
Foreign [member] | Acquisition cost [member] | PT NICOLE METAL INDUSTRY [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	292,780
Foreign [member] | Acquisition cost [member] | HBIS-POSCO Automotive Steel Co., Ltd [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 235,251